KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—93.8%
Communication Services—26.3%
58.com, Inc. ADR (China)(1)	1,607	$104
Adevinta ASA (Norway)(1)	3,976	47
Ascential plc (United Kingdom)	19,935	103
Auto Trader Group plc (United Kingdom)	17,252	136
carsales.com Ltd. (Australia)	6,807	79
CTS Eventim AG & Co. KGaA (Germany)	1,346	85
Karnov Group AB (Sweden)(1)	16,933	96
Rightmove plc (United Kingdom)	21,867	184
Scout24 AG (Germany)	1,230	81
		915

Consumer Discretionary—3.4%
Trip.com Group Ltd. ADR (China)(1)	2,590	87
Union Auction PCL (Thailand)	131,000	31
		118

Consumer Staples—0.6%
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	1,109	21
Energy—2.7%
Computer Modelling Group Ltd. (Canada)	11,062	70
Pason Systems, Inc. (Canada)	2,141	22
		92

Financials—12.2%
Gruppo Mutuionline SpA (Italy)	4,501	101
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	10,951	112
Sabre Insurance Group plc (United Kingdom)	27,594	113
Vostok New Ventures Ltd. SDR (Sweden)(1)	14,757	99
		425

Health Care—1.6%
Haw Par Corp., Ltd. (Singapore)	6,000	57
Industrials—30.0%
51job, Inc. ADR (China)(1)	831	70
Asiakastieto Group Oyj (Finland)	985	35
DSV PANALPINA A/S (Denmark)	1,043	120
en-japan, Inc. (Japan)	2,700	119
Haitian International Holdings Ltd. (Hong Kong)	44,000	107
HeadHunter Group plc ADR (Russia)	8,671	186
JOST Werke AG (Germany)	2,625	110
Knorr-Bremse AG (Germany)	847	86
Marel HF (Iceland)	6,750	34
Rotork plc (United Kingdom)	11,971	53
VAT Group AG (Switzerland)(1)	319	54
Voltronic Power Technology Corp. (Taiwan)	3,000	72
		1,046

Information Technology—13.9%
Admicom Oyj (Finland)	370	27
	Shares	Value

Information Technology—continued
Alten SA (France)	994	$126
Bouvet ASA (Norway)	1,831	81
Douzone Bizon Co., Ltd. (South Korea)	745	52
FDM Group Holdings plc (United Kingdom)	2,949	40
Fortnox AB (Sweden)	1,690	30
Freee KK (Japan)(1)	3,000	89
SimCorp A/S (Denmark)	344	39
		484

Materials—3.1%
Chr. Hansen Holding A/S (Denmark)	632	50
Corp. Moctezuma SAB de C.V. (Mexico)	19,865	58
		108

Total Common Stocks (Identified Cost $2,784)		3,266

Total Long-Term Investments—93.8% (Identified Cost $2,784)		3,266

Short-Term Investment—6.2%
Money Market Mutual Fund—6.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(2)	216,064	216
Total Short-Term Investment (Identified Cost $216)		216

TOTAL INVESTMENTS—100.0% (Identified Cost $3,000)		$3,482
Other assets and liabilities, net—0.0%		1
NET ASSETS—100.0%		$3,483

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	21%
Germany	10
China	7
Sweden	6
United States	6
Denmark	6
Japan	6
Other	38
Total	100%
† % of total investments as of December 31, 2019.
See Notes to Schedule of Investments

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,266	$3,266
Money Market Mutual Fund	216	216
Total Investments	$3,482	$3,482
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

KAR INTERNATIONAL SMALL-MID CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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